JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Australia — 9.2%
AGL Energy Ltd.	33,725	212,184
Ansell Ltd.	37,132	841,863
APA Group	107,781	663,553
BHP Group Ltd.	33,043	1,138,079
BlueScope Steel Ltd.	19,730	411,786
Brambles Ltd.	12,209	189,517
CAR Group Ltd.	32,722	626,132
Charter Hall Group, REIT	25,405	404,580
Cochlear Ltd.	5,138	957,689
Coles Group Ltd.	92,255	1,363,053
CSL Ltd.	5,570	701,875
Dexus, REIT	162,867	759,818
Dyno Nobel Ltd.	187,523	456,710
EBOS Group Ltd.	10,111	156,518
Endeavour Group Ltd. (a)	254,912	654,855
Evolution Mining Ltd.	69,934	671,592
Fortescue Ltd.	79,604	1,152,735
GPT Group (The), REIT	299,819	1,101,539
Harvey Norman Holdings Ltd.	151,187	679,392
JB Hi-Fi Ltd.	17,650	994,410
Lottery Corp. Ltd. (The)	163,768	583,411
Metcash Ltd.	249,267	574,665
New Hope Corp. Ltd.	184,079	577,215
Northern Star Resources Ltd.	76,716	1,410,293
Orica Ltd.	12,804	228,093
Origin Energy Ltd.	157,989	1,295,717
Pro Medicus Ltd.	5,784	739,446
Qantas Airways Ltd.	61,584	430,573
Ramsay Health Care Ltd. (a)	8,545	215,554
REA Group Ltd.	793	104,267
Rio Tinto Ltd.	11,459	1,193,854
Rio Tinto plc	18,737	1,709,458
Santos Ltd.	248,692	1,212,808
SGH Ltd.	10,035	321,602
Sonic Healthcare Ltd.	57,236	915,308
South32 Ltd.	55,890	177,052
Stockland, REIT	328,367	1,228,620
Telstra Group Ltd.	342,725	1,164,338
Vicinity Ltd., REIT	672,366	1,147,089
Wesfarmers Ltd.	21,405	1,234,781
Whitehaven Coal Ltd.	221,301	1,352,071
Woodside Energy Group Ltd.	27,552	486,472
Yancoal Australia Ltd. (a)	182,636	731,066
		33,171,633
Austria — 0.4%
OMV AG	24,197	1,437,489

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — 0.5%
Anheuser-Busch InBev SA	14,909	1,073,195
D'ieteren Group	2,485	566,030
Syensqo SA	437	36,780
		1,676,005
Brazil — 0.3%
Yara International ASA	19,479	895,309
Chile — 0.5%
Antofagasta plc	33,498	1,659,877
China — 1.5%
AAC Technologies Holdings, Inc.	183,000	868,707
Budweiser Brewing Co. APAC Ltd. (b)	851,906	839,955
Lenovo Group Ltd.	684,000	770,672
Prosus NV	22,052	1,268,018
SITC International Holdings Co. Ltd.	192,917	720,386
Wilmar International Ltd.	337,000	899,805
Xinyi Glass Holdings Ltd.	13,000	16,987
		5,384,530
Denmark — 0.4%
Carlsberg A/S, Class B (a)	7,408	1,007,112
Novo Nordisk A/S, Class B	5,448	323,498
		1,330,610
Finland — 0.8%
Elisa OYJ	4,213	186,362
Kesko OYJ, Class B	25,167	636,559
Orion OYJ, Class B	7,681	635,204
UPM-Kymmene OYJ (a)	29,158	804,415
Wartsila OYJ Abp	11,313	458,630
		2,721,170
France — 4.8%
Air Liquide SA	2,668	499,616
Arkema SA	4,534	273,047
Capgemini SE	4,337	673,875
Carrefour SA	54,314	889,619
Cie Generale des Etablissements Michelin SCA	18,960	704,092
Covivio SA, REIT	8,133	519,585
Credit Agricole SA	43,552	943,181
Danone SA	15,088	1,182,295
Eiffage SA	8,882	1,317,266
Engie SA	52,906	1,579,585
EssilorLuxottica SA	3,568	1,090,724
Gecina SA, REIT	7,549	693,386
Klepierre SA, REIT	32,849	1,265,456
Orange SA	84,193	1,565,151
Publicis Groupe SA	8,265	826,073
TotalEnergies SE	17,043	1,239,516

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Unibail-Rodamco-Westfield, REIT	10,124	1,119,360
Vinci SA	7,194	1,034,387
		17,416,214
Germany — 2.7%
Aumovio SE *	3,714	178,214
Brenntag SE	4,762	289,719
Continental AG	8,259	649,895
Deutsche Lufthansa AG (Registered)	93,662	964,857
Deutsche Telekom AG (Registered)	30,534	1,024,669
Evonik Industries AG	53,567	829,749
Fresenius Medical Care AG	20,485	922,215
Fresenius SE & Co. KGaA	15,253	853,220
Heidelberg Materials AG	5,236	1,433,987
Mercedes-Benz Group AG	12,630	863,188
Merck KGaA	2,733	407,197
Scout24 SE (b)	7,649	761,544
Vonovia SE	17,385	509,020
		9,687,474
Hong Kong — 3.8%
CK Asset Holdings Ltd.	56,000	328,056
CK Infrastructure Holdings Ltd.	150,500	1,236,095
CLP Holdings Ltd.	153,000	1,446,238
Henderson Land Development Co. Ltd.	175,000	696,083
Hong Kong & China Gas Co. Ltd.	1,045,393	984,602
Hongkong Land Holdings Ltd.	36,800	312,244
Hutchison Port Holdings Trust	947,000	217,810
Johnson Electric Holdings Ltd.	133,000	458,121
Link, REIT	55,900	257,015
Orient Overseas International Ltd.	55,500	909,266
PCCW Ltd.	1,032,000	771,261
Power Assets Holdings Ltd.	162,000	1,256,593
Prudential plc	20,337	334,040
Sun Hung Kai Properties Ltd.	101,000	1,621,948
Swire Pacific Ltd., Class A (a)	84,500	815,416
WH Group Ltd. (b)	1,251,243	1,476,587
Yue Yuen Industrial Holdings Ltd.	184,500	411,490
		13,532,865
Indonesia — 0.1%
First Pacific Co. Ltd.	312,000	244,123
Iraq — 0.1%
United Energy Group Ltd.	5,752,000	473,687
Italy — 3.4%
A2A SpA	261,777	789,729
Banca Mediolanum SpA	22,203	520,843
BPER Banca SpA	26,740	376,591
Coca-Cola HBC AG	27,222	1,478,418

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Enel SpA	107,882	1,191,941
Eni SpA	57,048	1,166,012
Generali	13,837	564,417
Italgas SpA	123,788	1,487,212
Pirelli & C SpA (b)	74,424	560,429
Poste Italiane SpA (b)	51,555	1,357,865
Recordati Industria Chimica e Farmaceutica SpA	12,937	712,820
Ryanair Holdings plc	18,055	612,775
UniCredit SpA	16,867	1,469,892
		12,288,944
Ivory Coast — 0.4%
Endeavour Mining plc	25,914	1,474,979
Japan — 26.4%
Activia Properties, Inc., REIT	484	452,024
AEON REIT Investment Corp., REIT	308	266,574
Alfresa Holdings Corp.	31,100	500,861
Asahi Group Holdings Ltd.	69,500	727,585
Asahi Intecc Co. Ltd.	22,300	371,745
Asahi Kasei Corp.	30,100	292,000
Astellas Pharma, Inc.	52,300	727,488
BIPROGY, Inc.	11,600	385,229
Brother Industries Ltd.	32,800	668,713
Canon Marketing Japan, Inc.	19,000	828,944
Canon, Inc.	36,500	1,111,019
Capcom Co. Ltd.	27,500	700,945
Chubu Electric Power Co., Inc.	32,600	473,632
Chugai Pharmaceutical Co. Ltd.	24,000	1,370,898
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	492,978
COMSYS Holdings Corp.	27,400	856,085
Cosmo Energy Holdings Co. Ltd.	34,100	1,022,561
Daito Trust Construction Co. Ltd.	28,900	586,596
Daiwa Securities Group, Inc.	113,900	1,109,886
Dexerials Corp.	14,900	261,409
Dowa Holdings Co. Ltd.	200	11,846
Electric Power Development Co. Ltd.	69,300	1,471,810
ENEOS Holdings, Inc.	175,900	1,486,692
Fuji Media Holdings, Inc.	6,000	151,087
FUJIFILM Holdings Corp.	39,900	797,013
Hachijuni Nagano Bank Ltd.	29,000	362,308
Hikari Tsushin, Inc.	4,500	1,242,816
Hoya Corp.	1,500	251,634
Hulic Co. Ltd.	85,800	1,022,472
Idemitsu Kosan Co. Ltd.	90,785	770,335
Inpex Corp.	65,800	1,474,197
Invincible Investment Corp., REIT	704	298,157
ITOCHU Corp.	97,500	1,248,251
Iwatani Corp.	18,600	220,615

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Japan Metropolitan Fund Invest, REIT	838	659,575
Japan Post Holdings Co. Ltd.	35,100	422,352
Japan Post Insurance Co. Ltd.	24,800	768,107
Japan Real Estate Investment Corp., REIT	628	506,667
Japan Tobacco, Inc.	36,600	1,322,786
JFE Holdings, Inc.	4,500	60,584
Kajima Corp.	11,400	465,072
Kakaku.com, Inc.	11,700	159,684
Kansai Electric Power Co., Inc. (The)	27,400	437,165
Kao Corp.	24,000	960,060
Kawasaki Kisen Kaisha Ltd.	79,900	1,154,560
KDDI Corp.	77,100	1,301,755
Kinden Corp.	3,300	146,025
Kirin Holdings Co. Ltd.	18,200	282,960
Kobe Steel Ltd.	107,300	1,544,564
K's Holdings Corp.	32,700	340,077
Kuraray Co. Ltd.	25,300	273,127
Kyowa Kirin Co. Ltd.	6,300	102,275
Kyushu Electric Power Co., Inc.	117,300	1,305,773
Marubeni Corp.	50,000	1,657,408
MatsukiyoCocokara & Co.	53,000	848,630
Mebuki Financial Group, Inc.	68,400	516,023
Medipal Holdings Corp.	31,600	572,730
MEIJI Holdings Co. Ltd.	38,700	905,984
Mitsubishi Chemical Group Corp.	137,200	905,823
Mitsubishi Corp.	44,600	1,184,859
Mitsubishi HC Capital, Inc.	113,700	992,253
Mitsubishi UFJ Financial Group, Inc.	84,500	1,530,326
Mitsui & Co. Ltd.	46,900	1,531,990
Mitsui Fudosan Co. Ltd.	118,600	1,359,975
Mitsui Kinzoku Co. Ltd.	11,700	1,526,954
Modec, Inc.	8,500	828,899
Morinaga Milk Industry Co. Ltd.	3,800	98,131
NEC Corp.	27,800	942,410
NH Foods Ltd.	16,300	740,045
Nichirei Corp.	17,700	218,677
Nintendo Co. Ltd.	14,800	916,498
Nippon Building Fund, Inc., REIT	574	532,434
Nippon Shokubai Co. Ltd.	34,400	495,456
Nippon Steel Corp.	174,400	726,734
Nippon Yusen KK (a)	27,000	887,352
Nissan Chemical Corp.	7,600	261,968
Nisshin Seifun Group, Inc.	4,400	55,839
Niterra Co. Ltd.	32,100	1,403,472
Nitto Denko Corp.	54,600	1,213,394
NOF Corp.	900	17,383
Nomura Real Estate Holdings, Inc.	161,700	1,074,536
Nomura Real Estate Master Fund, Inc., REIT	288	311,191

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
NS Solutions Corp.	7,400	195,504
NTT, Inc.	1,146,600	1,152,195
Obayashi Corp.	15,900	358,916
Ono Pharmaceutical Co. Ltd.	70,200	1,045,864
Open House Group Co. Ltd.	12,400	729,638
Osaka Gas Co. Ltd.	40,400	1,516,724
Otsuka Holdings Co. Ltd.	22,600	1,353,025
Sankyo Co. Ltd.	67,400	1,054,307
Santen Pharmaceutical Co. Ltd.	87,200	980,968
Sanwa Holdings Corp.	18,300	414,519
Sawai Group Holdings Co. Ltd.	28,900	443,290
SCREEN Holdings Co. Ltd.	900	114,618
Seibu Holdings, Inc.	11,900	315,305
Seiko Epson Corp.	29,200	375,737
Sekisui Chemical Co. Ltd.	19,900	351,979
Sekisui House REIT, Inc., REIT	756	443,942
Shimamura Co. Ltd.	5,600	375,340
Shionogi & Co. Ltd.	72,400	1,490,657
SKY Perfect JSAT Holdings, Inc.	17,700	255,851
Skylark Holdings Co. Ltd.	18,700	380,501
SoftBank Corp.	851,400	1,157,273
SoftBank Group Corp.	33,600	917,528
Sojitz Corp.	12,320	449,253
Subaru Corp.	12,400	266,205
Sugi Holdings Co. Ltd.	19,500	448,439
Sumitomo Chemical Co. Ltd.	207,300	630,633
Sumitomo Mitsui Financial Group, Inc.	43,400	1,527,266
Sumitomo Realty & Development Co. Ltd.	9,600	267,331
Suntory Beverage & Food Ltd.	18,200	576,559
Suzuken Co. Ltd.	11,300	455,499
Takeda Pharmaceutical Co. Ltd.	42,900	1,460,304
TIS, Inc.	2,800	81,476
Toho Gas Co. Ltd.	12,400	410,767
Tohoku Electric Power Co., Inc.	93,700	675,846
Tokyo Electron Ltd.	5,000	1,332,295
Tokyo Gas Co. Ltd.	35,300	1,566,108
Tokyo Tatemono Co. Ltd.	40,900	962,469
Tokyu Fudosan Holdings Corp.	147,900	1,369,482
Tosoh Corp.	44,800	731,164
Toyo Suisan Kaisha Ltd.	17,600	1,256,580
Toyo Tire Corp.	30,100	811,187
Toyota Boshoku Corp.	10,400	174,636
Trend Micro, Inc. *	7,600	298,132
Tsumura & Co.	11,500	304,001
United Urban Investment Corp., REIT	335	387,039
USS Co. Ltd.	72,100	796,657
Yamada Holdings Co. Ltd.	55,200	193,518
Yamato Kogyo Co. Ltd.	7,000	504,645

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Yamazaki Baking Co. Ltd.	10,700	226,706
Yokohama Rubber Co. Ltd. (The)	24,900	982,810
		95,057,635
Luxembourg — 0.1%
RTL Group SA	7,290	317,843
Macau — 0.1%
MGM China Holdings Ltd.	261,200	417,101
Mexico — 0.5%
Fresnillo plc	37,416	1,842,609
Netherlands — 1.6%
ABN AMRO Bank NV, CVA (b)	31,539	1,162,000
ASR Nederland NV	6,154	446,969
Heineken Holding NV	10,993	817,100
JDE Peet's NV	10,088	379,785
Koninklijke Ahold Delhaize NV	32,831	1,283,697
Koninklijke KPN NV	255,748	1,252,530
NN Group NV	5,885	466,488
		5,808,569
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	37,263	870,514
Spark New Zealand Ltd.	17,390	23,664
		894,178
Nigeria — 0.1%
Airtel Africa plc (b)	86,624	377,683
Norway — 1.4%
DNB Bank ASA	12,256	351,421
Equinor ASA	45,724	1,228,994
Mowi ASA	23,614	544,352
Norsk Hydro ASA	111,094	986,280
Orkla ASA	64,766	770,609
Telenor ASA	66,037	1,110,845
		4,992,501
Poland — 0.4%
ORLEN SA	52,726	1,602,480
Portugal — 0.2%
Jeronimo Martins SGPS SA	27,487	648,173
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 2.9%
CapitaLand Integrated Commercial Trust, REIT	653,808	1,227,463
ComfortDelGro Corp. Ltd.	230,000	265,723
DBS Group Holdings Ltd.	19,200	892,461
Jardine Cycle & Carriage Ltd.	16,700	416,535
Keppel Ltd.	154,600	1,329,997

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Mapletree Pan Asia Commercial Trust, REIT	86,400	99,088
Oversea-Chinese Banking Corp. Ltd.	84,400	1,408,598
Sembcorp Industries Ltd.	176,200	834,920
Singapore Airlines Ltd.	193,700	966,954
Singapore Telecommunications Ltd.	378,500	1,365,889
Suntec, REIT	616,700	696,635
United Overseas Bank Ltd.	2,600	78,362
Venture Corp. Ltd.	68,300	877,049
		10,459,674
South Africa — 0.4%
Anglo American plc	34,180	1,584,852
South Korea — 9.1%
Alteogen, Inc. *	1,387	396,638
CJ Corp.	2,513	379,536
CJ Logistics Corp.	515	37,049
DB Insurance Co. Ltd.	4,065	401,335
Doosan Bobcat, Inc.	5,282	215,041
GS Holdings Corp.	6,050	288,166
GS Retail Co. Ltd.	12,041	185,051
Hana Financial Group, Inc.	20,659	1,435,430
Hankook Tire & Technology Co. Ltd.	13,280	587,359
Hanmi Pharm Co. Ltd. *	2,672	899,642
Hanwha Aerospace Co. Ltd. *	1,694	1,524,907
HD Hyundai Co. Ltd.	7,834	1,271,363
HD Hyundai Electric Co. Ltd.	2,365	1,448,905
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,013	1,149,459
Hyundai Mobis Co. Ltd.	3,650	1,140,468
Industrial Bank of Korea	62,280	956,864
KB Financial Group, Inc.	12,645	1,183,562
Kia Corp.	11,934	1,269,816
Korea Electric Power Corp. *	37,676	1,519,590
Korea Gas Corp. *	31,320	870,181
Korea Investment Holdings Co. Ltd.	183	27,376
Korean Air Lines Co. Ltd. *	9,400	151,557
KT&G Corp.	13,760	1,471,213
LG Corp.	10,599	672,807
LG H&H Co. Ltd.	169	30,709
LG Innotek Co. Ltd.	4,760	808,256
LG Uplus Corp.	53,892	599,050
NAVER Corp.	1,430	271,817
NH Investment & Securities Co. Ltd.	18,461	346,114
NongShim Co. Ltd. *	1,798	506,826
Orion Corp.	10,369	844,044
Posco International Corp.	6,499	280,628
Samsung Biologics Co. Ltd. * (b)	166	200,613
Samsung Electronics Co. Ltd.	15,105	1,668,721
Samsung Episholdings Co. Ltd. *	87	36,628

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung Fire & Marine Insurance Co. Ltd.	332	115,556
Samsung SDS Co. Ltd.	4,676	560,710
Samsung Securities Co. Ltd.	10,262	644,127
Samyang Foods Co. Ltd.	934	763,319
SK hynix, Inc.	3,655	2,282,100
SK, Inc.	2,676	617,974
S-Oil Corp. *	3,768	276,816
Woori Financial Group, Inc.	69,008	1,443,569
Yuhan Corp. *	12,747	952,784
		32,733,676
Spain — 2.0%
Amadeus IT Group SA	18,774	1,258,734
Endesa SA	37,549	1,383,776
Iberdrola SA	54,804	1,232,145
Iberdrola SA *	797	17,919
Industria de Diseno Textil SA	16,686	1,085,760
Merlin Properties Socimi SA, REIT	49,444	735,885
Naturgy Energy Group SA	34,610	1,086,341
Telefonica SA	102,826	416,271
		7,216,831
Sweden — 2.6%
Boliden AB *	12,722	890,880
Castellum AB	4,119	50,920
Essity AB, Class B	28,662	848,643
Getinge AB, Class B	10,874	238,274
H & M Hennes & Mauritz AB, Class B	19,060	381,679
Hexagon AB, Class B	18,375	207,179
Securitas AB, Class B	53,738	888,660
SKF AB, Class B	41,290	1,079,597
SSAB AB, Class B	150,842	1,240,881
Tele2 AB, Class B	75,233	1,384,177
Telefonaktiebolaget LM Ericsson, Class B	56,101	607,583
Telia Co. AB	207,115	946,197
Trelleborg AB, Class B	12,022	486,485
		9,251,155
Switzerland — 1.7%
Avolta AG	4,377	267,967
DSM-Firmenich AG	3,584	282,611
Logitech International SA (Registered)	11,381	980,498
PSP Swiss Property AG (Registered)	4,465	896,211
Sandoz Group AG (a)	2,072	164,156
Sonova Holding AG (Registered)	1,263	345,662
Swiss Prime Site AG (Registered)	7,118	1,211,773
Swisscom AG (Registered) (a)	1,204	988,582
Temenos AG (Registered) (a)	10,308	910,958
		6,048,418

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — 0.2%
Thai Beverage PCL	1,616,700	610,217
United Kingdom — 17.5%
3i Group plc	22,120	1,016,173
Admiral Group plc	18,189	684,524
Ashtead Group plc	10,627	684,163
Associated British Foods plc	42,457	1,109,584
AstraZeneca plc	6,107	1,137,820
Autotrader Group plc (b)	124,184	915,421
Aviva plc	150,210	1,309,509
BAE Systems plc	48,471	1,315,840
Barclays plc	237,615	1,585,859
Berkeley Group Holdings plc	5,932	335,151
British American Tobacco plc	24,437	1,476,327
British Land Co. plc (The), REIT	233,769	1,333,402
BT Group plc	425,581	1,118,649
Bunzl plc	27,970	784,365
Burberry Group plc *	22,717	343,230
Centrica plc	596,144	1,561,009
CK Hutchison Holdings Ltd.	14,756	118,982
Coca-Cola Europacific Partners plc	2,741	250,377
Convatec Group plc (b)	238,349	751,829
Croda International plc	13,184	492,685
DCC plc	7,098	449,938
Diageo plc	19,782	455,190
Diploma plc	4,382	319,236
Entain plc	17,680	146,677
Halma plc	15,106	733,677
Hikma Pharmaceuticals plc	27,137	569,236
Howden Joinery Group plc	79,817	914,377
HSBC Holdings plc	103,805	1,831,216
IMI plc	33,739	1,274,062
Imperial Brands plc	30,875	1,300,386
Informa plc	97,665	1,178,604
InterContinental Hotels Group plc	9,832	1,328,306
International Consolidated Airlines Group SA	260,152	1,494,594
Intertek Group plc	16,468	1,010,274
J Sainsbury plc	321,602	1,409,168
Kingfisher plc	258,532	1,191,416
Land Securities Group plc, REIT	126,291	1,127,202
M&G plc	102,387	434,044
Marks & Spencer Group plc	210,193	1,054,160
National Grid plc	91,320	1,551,486
NatWest Group plc	166,317	1,515,944
Next plc	7,183	1,304,138
Pearson plc	92,415	1,215,530
Persimmon plc	16,607	319,805
Reckitt Benckiser Group plc	16,813	1,401,530
RELX plc	25,663	909,805

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Rightmove plc	139,675	945,517
Rolls-Royce Holdings plc	94,212	1,574,940
Sage Group plc (The)	70,785	928,218
Segro plc, REIT	36,149	376,621
Smith & Nephew plc	74,042	1,261,917
Smiths Group plc	42,379	1,455,373
SSE plc	45,237	1,503,563
St. James's Place plc	29,337	612,713
Standard Chartered plc	62,260	1,593,011
Taylor Wimpey plc	164,393	240,336
Tesco plc	221,501	1,288,870
Unilever plc	5,568	378,788
UNITE Group plc (The), REIT	48,890	380,236
United Utilities Group plc	83,383	1,427,979
Vodafone Group plc	987,298	1,454,020
Weir Group plc (The)	18,950	836,998
Whitbread plc	7,699	287,392
Wise plc, Class A *	60,980	786,504
WPP plc	183,500	761,199
		62,859,095
United States — 3.4%
Amrize Ltd. *	9,029	477,633
AP Moller - Maersk A/S, Class B (a)	235	581,091
BP plc	118,117	748,928
Experian plc	20,161	763,592
GSK plc	57,496	1,486,942
Haleon plc	237,025	1,239,618
Holcim AG	14,375	1,481,615
Novartis AG (Registered)	9,175	1,361,293
Roche Holding AG	2,696	1,225,979
Sanofi SA	4,383	413,421
Shell plc	39,137	1,504,407
Sims Ltd.	27,473	384,654
Tenaris SA	26,240	582,868
		12,252,041
Total Common Stocks (Cost $276,992,980)		358,369,640
Short-Term Investments — 1.2%
Investment Companies — 0.0% ^
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (c) (d) (Cost $60,950)	60,925	60,950
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $4,403,725)	4,403,725	4,403,725
Total Short-Term Investments (Cost $4,464,675)		4,464,675

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.9% (Cost $281,457,655)		362,834,315
Liabilities in Excess of Other Assets — (0.9)%		(3,191,405)
NET ASSETS — 100.0%		359,642,910

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $3,937,786.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Metals & Mining	6.1%
Banks	6.1
Pharmaceuticals	5.7
Oil, Gas & Consumable Fuels	5.6
Electric Utilities	4.1
Diversified Telecommunication Services	3.8
Real Estate Management & Development	3.4
Food Products	3.4
Consumer Staples Distribution & Retail	3.1
Diversified REITs	2.8
Trading Companies & Distributors	2.7
Chemicals	2.4
Beverages	2.4
Gas Utilities	2.4
Industrial Conglomerates	2.2
Automobile Components	2.1
Health Care Equipment & Supplies	1.9
Wireless Telecommunication Services	1.8
Multi-Utilities	1.8
Technology Hardware, Storage & Peripherals	1.8
Specialty Retail	1.6
Tobacco	1.5
Insurance	1.5
Machinery	1.5
Retail REITs	1.3
Passenger Airlines	1.3
Health Care Providers & Services	1.3
Electronic Equipment, Instruments & Components	1.3
Broadline Retail	1.2
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.2
Marine Transportation	1.2
Construction & Engineering	1.2
Financial Services	1.1
Interactive Media & Services	1.0
Capital Markets	1.0
Semiconductors & Semiconductor Equipment	1.0
Media	1.0
Others (each less than 1.0%)	10.8
Short-Term Investments	1.2

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	7	03/20/2026	USD	1,062,880	55,056

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$156,518	$33,015,115	$—	$33,171,633
Austria	—	1,437,489	—	1,437,489
Belgium	—	1,676,005	—	1,676,005
Brazil	—	895,309	—	895,309
Chile	—	1,659,877	—	1,659,877
China	—	5,384,530	—	5,384,530
Denmark	—	1,330,610	—	1,330,610
Finland	—	2,721,170	—	2,721,170
France	—	17,416,214	—	17,416,214
Germany	—	9,687,474	—	9,687,474
Hong Kong	217,810	13,315,055	—	13,532,865
Indonesia	—	244,123	—	244,123
Iraq	—	473,687	—	473,687
Italy	—	12,288,944	—	12,288,944
Ivory Coast	—	1,474,979	—	1,474,979
Japan	2,858,070	92,199,565	—	95,057,635
Luxembourg	—	317,843	—	317,843
Macau	—	417,101	—	417,101
Mexico	—	1,842,609	—	1,842,609
Netherlands	—	5,808,569	—	5,808,569
New Zealand	23,664	870,514	—	894,178
Nigeria	—	377,683	—	377,683
Norway	1,110,845	3,881,656	—	4,992,501
Poland	—	1,602,480	—	1,602,480
Portugal	—	648,173	—	648,173
Russia	—	—	—(a )	—(a )
Singapore	—	10,459,674	—	10,459,674
South Africa	—	1,584,852	—	1,584,852
South Korea	2,222,447	30,511,229	—	32,733,676
Spain	2,470,117	4,746,714	—	7,216,831
Sweden	—	9,251,155	—	9,251,155
Switzerland	—	6,048,418	—	6,048,418
Thailand	—	610,217	—	610,217
United Kingdom	1,401,530	61,457,565	—	62,859,095
United States	—	12,252,041	—	12,252,041
Total Common Stocks	10,461,001	347,908,639	— (a)	358,369,640
Short-Term Investments
Investment Companies	60,950	—	—	60,950
Investment of Cash Collateral from Securities Loaned	4,403,725	—	—	4,403,725
Total Short-Term Investments	4,464,675	—	—	4,464,675
Total Investments in Securities	$14,925,676	$347,908,639	$— (a)	$362,834,315

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$55,056	$—	$—	$55,056

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$242,239	$3,157,118	$3,338,408	$(23)	$24	$60,950	60,925	$4,818	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	4,566,374	9,065,648	9,228,297	—	—	4,403,725	4,403,725	47,772	—
Total	$4,808,613	$12,222,766	$12,566,705	$(23)	$24	$4,464,675		$52,590	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.